J.P. MORGAN INVESTOR SERVICES CO.

Seaport Center, 70 Fargo Street, Suite 3 East

Boston, Massachusetts 02210-1950

VIA EDGAR

October 24, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust
Securities Act File No. 333-89822
Investment Company Act File No. 811-21114
Rule 497(c) Filing

Ladies and Gentlemen:

On behalf of ProShares Trust (the “Trust”), I hereby transmit for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), exhibits in interactive data format, which contain the risk/return summary information similar to the risk/return summary information in the prospectus dated October 1, 2011, as supplemented October 7, 2011, for (i) ProShares UltraShort MSCI EAFE; (ii) ProShares UltraShort 7-10 Year Treasury and (iii) ProShares UltraShort 20+ Year Treasury, each a series of the Trust, as filed pursuant to Rule 497 under the 1933 Act on October 7, 2011 (Accession Number: 0001193125-11-266754).

Should members of the Staff have any questions or comments concerning this filing, they should call the undersigned at (617) 366-0668.

Very truly yours,

/s/ Charles J. Daly

Charles J. Daly

Vice President

Enclosures

cc:	Amy Doberman
Brett Miguel
Charles Todd
John Loder, Esq.